Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 1,218,667	$ 834,752	$ 4,301,563	$ 3,019,407	$ 2,521,579
Cost of revenues	1,070,020	823,052	3,928,993	3,117,411	3,516,189
Gross profit	148,647	11,700	372,570	(98,004)	(994,610)
Operating expenses:
Research and development	490,577	523,511	2,111,947	2,073,661	1,166,553
General and administrative	1,570,629	936,157	4,502,424	4,439,170	3,445,998
Sales and marketing	396,554	339,568	1,398,786	1,574,088	715,966
Total operating expenses	2,457,760	1,799,236	8,013,157	8,086,919	5,328,517
Loss from operations	(2,309,113)	(1,787,536)	(7,640,587)	(8,184,923)	(6,323,127)
Other income (expense):
Interest expense	(1,293,985)	(864,981)	(4,701,028)	(1,314,234)	(792,415)
Interest income	606			117	763
Change in fair value of warrant liability	5,299,000	1,580,000	7,538,000	(10,388,000)	(2,026,000)
Loss on debt and warrant restructuring			(1,862,012)
Qualifying Therapeutic Discovery Project Grant					733,438
Total other income (expense)	4,005,621	715,019	974,960	(11,702,117)	(2,084,214)
Income (loss) before income taxes	1,696,508	(1,072,517)	(6,665,627)	(19,887,040)	(8,407,341)
Income tax provision (benefit)	(663,900)		(663,900)
Net income (loss)	$ 2,360,408	$ (1,072,517)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Basic net income (loss) per share	$ 1.75	$ (0.81)	$ (4.97)	$ (15.61)	$ (6.71)
Diluted net loss per share	$ (2.18)	$ (1.85)	$ (10.55)	$ (15.61)	$ (6.71)
Basic Weighted Average Shares Outstanding	1,349,936	1,329,279	1,342,174	1,274,153	1,253,231
Diluted Weighted Average Shares Outstanding	1,349,936	1,433,182	1,346,161	1,274,153	1,253,231